OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
OPERATING SEGMENTS
NOTE 25. OPERATING SEGMENTS
BASIS FOR PRESENTATION. Our operating businesses are organized based on the nature of markets and customers. Segment accounting policies are the same as described and referenced in Note 1. A description of our operating segments as of December 31, 2022 can be found in the Segment Operations section within MD&A.

REVENUES	Total revenues			Intersegment revenues			External revenues
Years ended December 31	2022	2021	2020	2022	2021	2020	2022	2021	2020
Aerospace	$26,050	$21,310	$22,042	$660	$1,036	$1,445	$25,390	$20,274	$20,597
Renewable Energy	12,977	15,697	15,666	80	138	142	12,896	15,559	15,523
Power	16,262	16,903	17,589	267	345	352	15,995	16,558	17,237
Corporate	2,812	2,559	2,728	(1,008)	(1,519)	(1,940)	3,819	4,078	4,667
Total	$58,100	$56,469	$58,025	$—	$—	$—	$58,100	$56,469	$58,025

	Years ended December 31
	2022			2021			2020
	Equipment	Services	Total	Equipment	Services	Total	Equipment	Services	Total
Aerospace	$7,842	$18,207	$26,050	$7,531	$13,780	$21,310	$8,582	$13,460	$22,042
Renewable Energy	10,191	2,785	12,977	13,224	2,473	15,697	12,859	2,807	15,666
Power	4,737	11,526	16,262	5,035	11,868	16,903	6,707	10,883	17,589
Total segment revenues	$22,770	$32,518	$55,289	$25,789	$28,121	$53,910	$28,148	$27,149	$55,297

SEGMENT REVENUES	Years ended December 31
	2022	2021	2020
Commercial Engines & Services	$18,665	$14,360	$14,479
Military	4,410	4,136	4,572
Systems & Other	2,975	2,814	2,991
Aerospace	$26,050	$21,310	$22,042

Onshore Wind	$8,373	$11,026	$10,881
Grid Solutions equipment and services	3,086	3,207	3,585
Hydro, Offshore Wind and Hybrid Solutions	1,518	1,464	1,200
Renewable Energy	$12,977	$15,697	$15,666

Gas Power	$12,072	$12,080	$12,655
Steam Power	2,643	3,241	3,557
Power Conversion, Nuclear and other	1,547	1,582	1,378
Power	$16,262	$16,903	$17,589

Total segment revenues	$55,289	$53,910	$55,297
Corporate	$2,812	$2,559	$2,728

Total revenues	$58,100	$56,469	$58,025

Revenues are classified according to the region to which equipment and services are sold. For purposes of this analysis, the U.S. is presented separately from the remainder of the Americas.

Year ended December 31, 2022	Aerospace	Renewable Energy	Power	Corporate	Total
U.S.	$10,722	$6,265	$5,121	$2,856	$24,964
Non-U.S.
Europe	6,013	3,023	3,484	68	12,587
China region	2,154	216	1,173	(5)	3,537
Asia (excluding China region)	2,731	1,396	2,101	(129)	6,098
Americas	1,713	1,120	1,931	(14)	4,750
Middle East and Africa	2,719	956	2,453	36	6,164
Total Non-U.S.	$15,328	$6,711	$11,142	$(44)	$33,136
Total geographic revenues	$26,050	$12,977	$16,262	$2,812	$58,100
Non-U.S. revenues as a % of total revenues	59%	52%	69%		57%

Year ended December 31, 2021	Aerospace	Renewable Energy	Power	Corporate	Total
U.S.	$9,675	$7,275	$6,186	$2,471	$25,607
Non-U.S.
Europe	3,920	3,651	3,621	52	11,244
China region	2,419	464	1,145	16	4,044
Asia (excluding China region)	1,758	1,959	2,090	(45)	5,762
Americas	1,310	1,009	1,239	(4)	3,553
Middle East and Africa	2,228	1,340	2,622	69	6,259
Total Non-U.S.	$11,635	$8,422	$10,717	$88	$30,862
Total geographic revenues	$21,310	$15,697	$16,903	$2,559	$56,469
Non-U.S. revenues as a % of total revenues	55%	54%	63%		55%

Year ended December 31, 2020
U.S.	$11,239	$7,846	$6,186	$2,536	$27,807
Non-U.S.
Europe	4,288	3,047	2,895	159	10,390
China region	2,078	1,156	1,253	35	4,523
Asia (excluding China region)	1,842	1,484	2,707	(55)	5,978
Americas	882	819	1,483	1	3,185
Middle East and Africa	1,713	1,314	3,064	52	6,143
Total Non-U.S.	$10,803	$7,820	$11,403	$192	$30,218
Total geographic revenues	$22,042	$15,666	$17,589	$2,728	$58,025
Non-U.S. revenues as a % of total revenues	49%	50%	65%		52%

REMAINING PERFORMANCE OBLIGATION. As of December 31, 2022, the aggregate amount of the contracted revenues allocated to our unsatisfied (or partially unsatisfied) performance obligations was $236,582 million. We expect to recognize revenue as we satisfy our remaining performance obligations as follows: 1) equipment-related remaining performance obligation of $44,198 million of which 55%, 80% and 98% is expected to be recognized within 1, 2 and 5 years, respectively, and the remaining thereafter; and 2) services-related remaining performance obligations of $192,385 million of which 12%, 44%, 69% and 84% is expected to be recognized within 1, 5, 10 and 15 years, respectively, and the remaining thereafter. Contract modifications could affect both the timing to complete as well as the amount to be received as we fulfill the related remaining performance obligations.

Total sales of equipment and services to agencies of the U.S. Government were 8%, 8% and 8% of total revenues for the years ended December 31, 2022, 2021 and 2020, respectively. Within our Aerospace segment, defense-related sales were 7%, 7% and 7% of total revenues for the years ended December 31, 2022, 2021 and 2020, respectively.

PROFIT AND EARNINGS For the years ended December 31	2022	2021	2020
Aerospace	$4,775	$2,882	$1,229
Renewable Energy	(2,240)	(795)	(715)
Power	1,217	726	274
Total segment profit (loss)	3,751	2,812	788
Corporate(a)	(2,875)	1,158	(4,223)
Interest and other financial charges	(1,423)	(1,727)	(1,938)
Debt extinguishment costs	(465)	(6,524)	(301)
Non-operating benefit income (cost)	409	(1,136)	(1,573)
Goodwill impairments	—	—	(877)
Benefit (provision) for income taxes	(210)	595	2,014
Preferred stock dividends	(289)	(237)	(474)
Earnings (loss) from continuing operations attributable to GE common shareholders	(1,100)	(5,058)	(6,584)
Earnings (loss) from discontinued operations attributable to GE common shareholders	1,151	(1,515)	11,814
Net earnings (loss) attributable to GE common shareholders	$51	$(6,573)	$5,230
(a) Includes interest and other financial charges of $54 million, $63 million and $50 million and benefit for income taxes of $213 million, $162 million and $154 million related to EFS within Corporate for the years ended December 31, 2022, 2021, and 2020, respectively.

	Assets			Property, plant and equipment additions(a)			Depreciation and amortization
	At December 31			For the years ended December 31			For the years ended December 31
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Aerospace	$39,243	$38,298	$38,634	$543	$445	$737	$1,037	$1,074	$1,142
Renewable Energy	15,719	14,804	15,927	275	349	302	412	432	413
Power	22,173	23,569	24,453	210	189	245	506	692	749
Corporate(b)(c)	79,826	97,301	110,406	34	25	40	948	160	520
Total continuing	$156,961	$173,972	$189,420	$1,061	$1,007	$1,323	$2,903	$2,359	$2,825
(a) Additions to property, plant and equipment include amounts relating to principal businesses purchased.
(b) Depreciation and amortization included the Steam asset sale impairment in the first quarter of 2022.
(c) Included deferred income taxes that are presented as assets for purposes of our Statement of Financial Position presentation.

We classify certain assets that cannot meaningfully be associated with specific geographic areas as “Other Global” for this purpose.

December 31	2022	2021
U.S.	$112,371	$122,896
Non-U.S.
Europe	26,875	32,534
Asia	8,054	8,728
Americas	5,796	5,918
Other Global	3,866	3,895
Total Non-U.S.	$44,590	$51,076
Total assets (Continuing operations)	$156,961	$173,972

The decrease in continuing assets in 2022 was primarily driven by decreases in estimated fair value of our debt securities, depreciation and amortization on property, plant and equipment and intangible assets, including the Steam asset sale impairment, and the effects of a stronger U.S. dollar. Property, plant and equipment – net associated with operations based in the United States were $5,223 million and $6,129 million at December 31, 2022 and 2021, respectively. Property, plant and equipment – net associated with operations based outside the United States were $6,970 million and $7,198 million at December 31, 2022 and 2021, respectively.